[LETTERHEAD OF DECHERT LLP]

April 29, 2010

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Attn:  James O’Connor, Esq.

Re:	PowerShares Exchange-Traded Fund Trust
Securities Act File No. 333-102228
Post-Effective Amendment No. 228
Investment Company Act File No. 811-21265
Amendment No. 230

Dear Mr. O’Connor:

On behalf of PowerShares Exchange-Traded Fund Trust (the “Trust”) and with respect to the PowerShares Morningstar StockInvestor Core Portfolio and PowerShares S&P 500 High Quality Portfolio (formerly, PowerShares Value Line Industry Rotation Portfolio and PowerShares Value Line TimelinessTM Select Portfolio), attached herewith for filing is the above-referenced Post-Effective Amendment No. 228 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on Form N-1A.  This filing is being made pursuant to Rule 485(a)(1) for the purposes of changing the name of two series of the Trust (the “funds”) and changing the underlying index and strategy of the funds.  No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 698-3529.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss